December 6, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Scudder Tax Advantaged Dividend Fund, a series of Value Equity Trust (Reg. No. 02-78724) (811-1444) (the "Fund") Post Effective Amendment No. 69 to Registration Statement on Form N-1A

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 69 to the Fund's Registration Statement on Form N-1A (the "Amendment") does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 28, 2005.

         Any comments or questions on this filing should be directed to Thomas Connors at (617) 295-3357.

                                    Very truly yours,

                                    /s/Thomas H. Connors

                                    Thomas H. Connors, Esq.
                                    Director and Senior Counsel
                                    Deutsche Investment Management Americas Inc.

cc:      Alexandra Oprescu, Ropes and Gray